Class A I K | State Street Equity 500 Index Fund
STATE STREET EQUITY 500 INDEX FUND
Investment Objective
The investment objective of the State Street Equity 500 Index Fund (the “Equity 500 Index Fund” or sometimes referred to in context as the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or sometimes referred to in context as the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity 500 Index Fund. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 43 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index II Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A I K State Street Equity 500 Index Fund	Class A		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	[1]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A I K State Street Equity 500 Index Fund		Class A	Class I	Class K
Management Fee	[1]	0.02%	0.02%	0.02%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none	none
Other Expenses	[1]	0.37%	0.37%	0.17%
Total Annual Fund Operating Expenses	[1]	0.64%	0.39%	0.19%
Fee Waiver and/or Expense Reimbursement	[1][2]	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses	[1][3]	0.51%	0.26%	0.06%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration expenses) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund's Board of Trustees.
[3]	After Fee Waiver and/or Expense Reimbursement

Example
This Example is intended to help you compare the cost of investing in the Equity 500 Index Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class A I K State Street Equity 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	574	719	876	1,333
Class I	26	125	233	548
Class K	6	61	121	299

Portfolio Turnover
The Equity 500 Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Equity 500 Index Portfolio, the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a “passive” or “indexing” investment approach, seeks to provide investment results that, before expenses, correspond generally to the total return of the S&P 500.

The Fund generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Fund’s investment adviser, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Fund will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy. For this purpose, “total assets” means net assets plus borrowings, if any. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio, and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

In addition, the Fund may at times purchase or sell futures contracts, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the use of options or swap transactions, in lieu of investing directly in the stocks making up the Index. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund (including funds advised by the Adviser).

There is no assurance that the Fund will achieve its investment objective, and you could lose money, possibly your entire investment, by investing in the Fund.
Principal Risks
General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.
  Counterparty Risk.    The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
  Derivatives Risk.    Derivative transactions can create investment leverage and may be significantly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
  Equity Investing Risk.    The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Index Tracking Risk.    The Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.
  Large-Cap Companies Risk.    Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
  Market Risk.    The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Master/Feeder Structure Risk.    The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser or an affiliate may serve as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund’s investment program adversely and limit the ability of the master fund to achieve its objective.
  Passive Strategy/Index Risk.    The Fund will seek to replicate Index returns regardless of the current or projected performance of the Index or of the actual securities comprising the Index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. The Fund’s performance may not match that of the Index.
  Re-Balancing Policy Risk.    The Fund may be re-balanced only periodically against its Index. The Fund’s holdings may, over time during the period between re-balancings, differ increasingly from those of the Index, potentially to a significant degree, resulting in increased variances between the performance of the Fund and the Index. Re-balancing the Fund produces transactions costs.
  Risk of Investment in Other Pools.    If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund (as represented by the performance of the Fund’s Administrative Shares). The bar chart shows changes in the Fund’s performance during the past 10 calendar years. The table shows the average annual total returns of the Fund and also compares the Fund’s performance with the average annual total returns of the S&P 500. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Class A, Class K and Class I shares of the Fund after they have been in operation for one calendar year. Returns of these share classes would have been similar to the returns shown for Administrative Shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Administrative Shares; Class A and Class I shares are generally expected to incur greater expenses than Administrative Shares.
State Street Equity 500 Index Fund Administrative Shares Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.89% (quarter ended 6/30/09) and the lowest return for a quarter was -21.58% (quarter ended 12/31/08).
Average Annual Total Returns For the Periods Ended December 31, 2014 Administrative Shares
The Fund’s Administrative Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other share classes will vary.
Average Annual Total Returns Class A I K State Street Equity 500 Index Fund	1-Year	5-Year	10-Year
Administrative Shares	13.41%	15.17%	7.47%
Administrative Shares Return After Taxes on Distributions	12.93%	14.72%	7.08%
Administrative Shares Return After Taxes on Distributions and Sale of Fund Shares	7.98%	12.18%	6.00%
S&P 500 (reflects no deduction for expenses of taxes)	13.69%	15.45%	7.67%

The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.